STATEMENT OF OPERATIONS - USD ($)	3 Months Ended
	Oct. 14, 2020		Sep. 30, 2020		Oct. 14, 2019
Income Statement [Abstract]
Formation and operating costs	$ 5,000		$ 5,000
Net Loss	$ (5,000)		$ (5,000)		$ (5,000)
Weighted average shares outstanding, basic and diluted	17,500,000	[1]	17,500,000	[2]
Basic and diluted net loss per ordinary share	$ (0.00)		$ (0.00)

[1]	Excludes an aggregate of 77,336,093 ordinary shares subject to possible redemption.
[2]	Excluded up to 2,625,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter (see Note 5).